Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Golden Bull Ltd
Entity Central Index Key	0001710350
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 20-F is being filed in response to comments issued by the Staff of the Division of Corporation Finance. The changes appear in: Item 4A. Unresolved Staff Comments. Item 5. Operating and Financial Review and Prospects. Item 15. Controls and Procedures.
Current Fiscal Year End Date	--12-31
Document Type	20-F/A
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Emerging Growth Company	true
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity File Number	001-38421
Entity Incorporation State Country Code	E9
Entity Common Stock, Shares Outstanding	14,899,185
Document Annual report	true
Document Transition Report	false
Document Shell Company Report	false